Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Liabilities

The following tables summarize the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:

Derivative Liability
($ in thousands)
Balance as of January 1, 2018	$-
Classification of Redemption Obligation of preferred shares holder to Mezzanine	620
Conversion of Series C Convertible Preferred Stock to common shares	(182)
Revaluation of embedded derivative- financial income	(438)

Balance as of December 31, 2018	$-